Short-term Borrowings and Long-term Borrowings - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short term borrowings
Debt instrument principal amount			100.00%	100.00%
Interest expense debt					¥ 21,369	$ 3,353
Debt instrument carrying amount					5,499,041
Deferred finance costs net					101,100
Non-current portion					5,960,899		$ 935,395		¥ 511,638
USD
Short term borrowings
Debt instrument convertible conversion ratio			28.34	28.34
RMB
Short term borrowings
Debt instrument convertible conversion ratio			35.2818	35.2818
Secured Loan Matures December 31, 2022
Short term borrowings
Repayments of Debt	¥ 101,882
Unsecured Loan Matures June 30, 2022
Short term borrowings
Repayments of Debt		¥ 429,692
Non-current portion									¥ 412,921
Convertible Debt Matures May 1, 2028
Short term borrowings
Principal Amount | $				$ 862,500
Interest rate (as a percent)				0.25%
Proceeds from issuance of debt			¥ 5,533,238	$ 844,876
Debt instrument principal amount			100.00%	100.00%
Interest expense debt | $						$ 3,353
Debt instrument carrying amount					5,499,041
Deferred finance costs net					101,100
Convertible Debt Matures May 1, 2028 | USD
Short term borrowings
Debt instrument convertible conversion ratio			28.34	28.34
Convertible Debt Matures May 1, 2028 | RMB
Short term borrowings
Debt instrument convertible conversion ratio			35.2818	35.2818
Secured bank loan
Short term borrowings
Principal Amount					¥ 600,000
Interest rate (as a percent)					4.80%		4.80%	4.80%
Maximum borrowing capacity								¥ 1,009,900
Remaining borrowing capacity					¥ 409,900
Current portion					37,042
Non-current portion					562,958
Total					¥ 600,000